Consolidated Statement of Cash Flows (Parenthetical) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of cash flows [abstract]
Proceeds from factoring arrangement	₽ 918	₽ 272	₽ 0
Payments from factoring arrangement	₽ 435	₽ 1,123	₽ 2,625
Sale of 49% share in Elga coal complex, with put-option granted			49.00%